FINANCIAL ASSETS AND LIABILITIES - Adjustment factor (Details) $ / shares in Units, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Disclosure of subsidiaries
Total financial assets			R$ 3,199,751	R$ 3,983,519
Total financial liabilities			(647,214)	(703,114)
Itaipu
Disclosure of subsidiaries
Reimbursement obligation - Union - Current liabilities			(3,862,825)	(2,996,427)
Reimbursement obligation - Union - Non - current liabilities			(1,444,147)	(2,496,433)
Total			455,820	1,202,493
Itaipu | Binacional adjustment factor
Disclosure of subsidiaries
Regulatory Asset - Current Asset	$ 502,018	$ 557,730	2,608,839	2,248,044
Regulatory Asset - Non-current Asset	363,885	863,209	1,891,004	3,479,337
Total financial assets	865,903	1,420,939	4,499,843	5,727,381
Reimbursement obligation - Union - Current liabilities	(315,502)	(349,931)	(1,639,568)	(1,410,466)
Reimbursement obligation - Union - Non - current liabilities	(277,897)	(619,355)	(1,444,147)	(2,496,433)
Total financial liabilities	(593,399)	(969,286)	(3,083,715)	(3,906,899)
Total	$ 272,504	$ 451,654	R$ 1,416,128	R$ 1,820,482
Adopted rate | $ / shares	$ 5.20	$ 4.03